ACQUISITIONS (Assets and Liabilities Acquired) (Details) - USD ($) $ in Thousands	Jul. 01, 2016	Nov. 01, 2015
Torrance Refinery [Member]
Business Acquisition [Line Items]
Inventories	$ 404,542
Prepaid expenses and other current assets	1,186
Property, plant and equipment	701,617
Accounts payable	(2,688)
Accrued expenses	(62,311)
Estimated fair value of net assets acquired	971,932
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets	68,053
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other	$ (138,467)
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Accounts receivable		$ 1,126
Inventories		271,434
Prepaid expenses and other current assets		913
Property, plant and equipment		356,961
Deferred charges and other assets		8,312
Deferred charges and other assets		8,312
Accounts payable		(4,870)
Accrued expenses		(28,371)
Deferred tax liability		(25,721)
Noncontrolling interest		(11,821)
Estimated fair value of net assets acquired		$ 567,963